Capital stock and warrants	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Capital stock and warrants
13	Capital stock and warrants
The authorized share capital of the Company consists of an unlimited number of voting common shares, with no par value.

	Common shares		Warrants		RSUs		Total
	Number	Amount $	Number	Amount $	Number	Amount $	Number	Amount $
January 1, 2019	62,371,275	123,746,423	1,249,512	1,742,910	1,120,656	2,671,147	64,741,443	128,160,480
Issuance (i)	6,250,000	23,437,500	-	-	-	1,559,418	6,250,000	24,996,918
RSUs and warrants exercised	1,219,653	4,813,632	(436,497)	(569,733)	(783,156)	(2,932,753)	-	1,311,146
Warrants expired	-	-	(288,015)	(438,798)	-	-	(288,015)	(438,798)

December 31, 2019	69,840,928	151,997,555	525,000	734,379	337,500	1,297,812	70,703,428	154,029,746
Issuance (i)	-	-	-	-	-	14,138	-	14,138
RSUs settled	337,500	1,311,950	-	-	(337,500)	(1,311,950)	-	-
Warrants expired	-	-	(525,000)	(734,379)	-	-	(525,000)	(734,379)

December 31, 2020	70,178,428	153,309,505	-	-	-	-	70,178,428	153,309,505

(i)
RSU issuance amount includes stock-based compensation and costs related to RSUs during the period of the consolidated financial statements. RSUs are issued in accordance with the Company’s RSU Plan, which entitles a holder of one RSU to receive one common share of the Company. RSUs are assigned a value based on the market value of the common shares of the Company on the grant date (or the nearest working day prior to the grant date). Such value is classified as stock-based compensation over the vesting period for all RSUs awarded to employees or the Board.

During the twelve months ended December 31, 2019, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company.

a)	During the three months ended March 31, 2019, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company:

i)	During March 2017, the Company issued 300,825 warrants to purchase common shares on a 1:1 basis at an exercise price of $2.30 per common share. These warrants were scheduled to expire on March 10 and 17, 2019. During the three months ended September 30, 2018, 120,330 of these warrants were exercised into common shares. The remaining 180,495 warrants were exercised into common shares prior to expiry during the three months ended March 31, 2019.

ii)	The Board had granted 315,000 RSUs to certain employees of the Company between January 1 and March 12, 2018. Fifty percent of these RSUs vested between January 1 and March 12, 2019 in accordance with the terms of the RSU Plan and 25,000 of these vested RSUs were settled for common shares prior to March 31, 2019.

b)	During the three months ended June 30, 2019, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company:

i)	The Company issued approximately $23 million in equity (6,250,000 common shares at $3.75 per share, the closing price as of May 31, 2019) to certain sellers in connection with the ADG Acquisitions.

ii)	During August 2017, the Company issued 512,004 warrants to purchase common shares on a 1:1 basis at an exercise price of $3.50 per common share. The expiry date for these warrants was August 8, 2019. During the three months ended June 30, 2019, 256,002 of these warrants were exercised into common shares.

iii)	The Board had granted 315,000 RSUs to certain employees of the Company between January 1 and March 12, 2018. Fifty percent of these RSUs vested between January 1 and March 12, 2019 in accordance with the terms of the RSU Plan and 25,000 of these vested RSUs were settled for common shares prior to March 31, 2019. The remaining 132,500 of these vested RSUs were settled for common shares prior to June 30, 2019.

c)	During the three months ended September 30, 2019, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company:

i)	During August 2017, the Company issued 512,004 warrants to purchase common shares on a 1:1 basis at an exercise price of $3.50 per common share. The expiry date for these warrants was August 8, 2019. During the three months ended June 30, 2019, 256,002 of these warrants were exercised into common shares. The remaining 256,002 of these warrants were not exercised into common shares and expired on August 8, 2019.

d)	During the three months ended December 31, 2019, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company:
i)	During November 2017, the Company issued 32,013 warrants to purchase common shares on a 1:1 basis at an exercise price of $3.50 per common share. These warrants were not exercised into common shares and expired on November14, 2019.

ii)	The Board had granted 1,611,316 RSUs to certain employees of the Company and members of the Board on November 15, 2017. In accordance with the terms of the RSU Plan, 50% of these RSUs vested and were settled for common shares in November 2018. Of the remaining RSUs, 600,656 RSUs vested and were settled for common shares on November 18, 2019 and the remaining RSUs vested on January 1, 2020 in accordance with the terms of the RSU Plan.

iii)	The Board had granted 315,000 RSUs to certain employees of the Company between January 1 and March 12, 2018. Fifty percent of these RSUs vested between January 1 and March 12, 2019 and were subsequently settled for common shares in accordance with the terms of the RSU Plan. Of the remaining RSUs:

I.	Twenty-five thousand RSUs were settled for common shares on October 1, 2019 in accordance with the terms of the RSU Plan; and

II.	Ninety thousand RSUs vested on January 1, 2020 and 42,500 RSUs vested in March 2020.
During the twelve months ended December 31, 2020, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company.

a)	During the three months ended March 31, 2020, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company:

i)	As at December 31, 2019, the Company had 337,500 RSUs outstanding. All of these RSUs vested between January 1, 2020 and March 12, 2020. 285,000 of these RSUs were settled for common shares on March 12, 2020 in accordance with the terms of the RSU Plan. As at March 31, 2020, the Company had 52,500 RSUs outstanding.

b)	During the three months ended June 30, 2020, the following equity issuances or exercise or expiry of equity related instruments occurred at the Company:

i)	As at March 31, 2020, the Company had 52,500 RSUs outstanding. All of these RSUs vested between January 1, 2020 and March 12, 2020 and they were settled for common shares in accordance with the terms of the RSU Plan as follows. 10,000 of these RSUs were settled for common shares in April 2020 and the remaining RSUs were settled for common shares in June 2020. As at June 30, 2020 and through the balance of fiscal 2020, the Company had no RSUs outstanding. The Company granted RSUs in March 2021 as discussed in note 27.
ii)	During May 2018, the Company had issued 525,000 warrants to purchase common shares on a 1:1 basis at an exercise price of $4.00 per common share. These warrants were not exercised into common shares and expired on May 2, 2020.

c)	During the three months ended September 30, 2020 and three months ended December 31, 2020, there were no equity issuances or exercise or expiry of equity related instruments at the Company.
The stock-based compensation related to RSUs, recognized in the consolidated statements of operations and comprehensive income (loss) for the twelve months ended December 31, 2020 was $14,137 (2019 – $1,559,418). The stock-based compensation related to stock options is noted in note 17.